GOODWILL	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL

NOTE 3 - GOODWILL

Impairment - During 2012, the Company performed its annual test of impairment of goodwill.  Based upon the results of the analysis, it was determined that the goodwill was impaired. The Company recorded an impairment charge of $1,109,852 as a result of impairment testing.

Goodwill - The following is a summary of goodwill:

	For the periods ended
	September 30, 2013	December 31, 2012

Goodwill at beginning of period	$79,809	$1,189,661
Impairment	-	(1,109,852)
Goodwill at end of period	$79,809	$79,809

Goodwill consists of:	September 30,	December 31,
	2013	2012

Interim Healthcare of Wyoming - Billings	$79,809	$79,809
Total Goodwill	$79,809	$79,809

NOTE 3 - GOODWILL

Impairment - During 2012, FHA management performed its annual test of impairment of goodwill by comparing the net carrying value of the intangible asset with the fair value of the reporting units. Based upon the results of this analysis, it was determined that the goodwill was impaired. The Company recorded an impairment charge of $1,109,852 as a result of impairment testing.

Impairment - During 2011, FHA management performed its annual test of impairment of goodwill by comparing the net carrying value of the intangible asset with the fair value of the reporting units.  Based upon the results of this analysis, it was determined that the goodwill was impaired. The Company recorded an impairment charge of $730,825 as a result of impairment testing.

Goodwill - The following is a summary of goodwill:

	For the Years Ended
	December 31, 2012	December 31, 2011

Goodwill at beginning of period	$1,189,661	$1,920,486
Impairment	(1,109,852)	(730,825)
Goodwill at end of period	$79,809	$1,189,661

Goodwill consists of:	December 31,	December 31,
	2012	2011
Interim Healthcare of Wyoming - Casper	$0	$585,881
Interim Healthcare of Wyoming - Billings	79,809	603,780
Total Goodwill	$79,809	$1,189,661